Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Interest And Finance Costs Net
Interest expense	$ 26,252	$ 10,986	$ 51,340	$ 20,847
Less: Interest capitalized	(1,166)	(270)	(2,090)	(498)
Interest expense, net	25,086	10,716	49,250	20,349
Bunkers swap, put and call options cash settlements	0	0	0	(9,912)
Amortization of deferred finance costs	874	756	2,083	1,992
Bank charges	67	81	136	85
Discount of long-term receivables	0	0	0	350
Amortization of deferred gain on termination of financial instruments	(1,313)	0	(2,611)	0
Interest expense on redeemable preferred shares	663	0	663	0
Change in fair value of non-hedging financial instruments	(1,043)	(561)	(673)	1,428
Net total	$ 24,334	$ 10,992	$ 48,848	$ 14,292